Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 797,139	$ 1,446,029
Prepaid expenses	64,851	75,103
Accounts receivable	80,003	168,770
Inventory	10,673	1,089,979
Total Current Assets	952,666	2,779,881
Operating lease right-of-use asset, net	226,692	372,451
Property and equipment, net	561,399	618,899
Other assets	13,408	13,408
TOTAL ASSETS	1,754,165	3,784,639
Current Liabilities
Accounts payable and accrued expenses	10,947,676	8,026,784
Related party liabilities	60,000
Convertible notes payable	25,000	25,000
Current portion of notes payable, net of discounts	20,241,164	18,837,500
Derivative liabilities	210,493	1,216,078
Operating lease liability, current portion	163,727	147,993
Deferred liability	502,610	490,495
Liabilities of discontinued operations	1,034,811	1,038,384
Total Current Liabilities	33,185,481	29,782,234
Long Term Liabilities
Notes payable, net of discount		284,203
Operating lease liability, net of current portion	72,662	236,389
TOTAL LIABILITIES	33,258,143	30,302,826
COMMITMENTS AND CONTINGENCIES
Stockholders’ Deficit
Common stock (8,990,000,000 shares authorized, par value $0.001; 7,086,021,742 and 5,481,513,400 shares issued and outstanding as of December 31, 2024, and 2023, respectively)	7,086,021	5,481,513
Treasury stock, at cost, 47,500 shares of Series C Preferred Stock and 18,667 shares of Series D Preferred Stock	(11,249,934)	(11,249,934)
Common stock to be issued; 637,755 shares	638	638
Additional paid in capital	198,312,711	198,704,849
Accumulated deficit	(224,868,641)	(218,670,480)
Total Ozop Energy Solutions, Inc. stockholders’ deficit	(30,719,201)	(25,733,410)
Noncontrolling interest	(784,777)	(784,777)
TOTAL STOCKHOLDERS’ DEFICIT	(31,503,978)	(26,518,187)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,754,165	3,784,639
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock	3	3
Series D Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock	1	1
Series E Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock